Segmented Information (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of geographical areas [abstract]
Schedule of Geographic Segments

The Company’s geographic segments are as follows:

(All amounts in table are expressed in thousands of Canadian dollars)

	December 31, 2020	December 31, 2019
Equipment
Canada	6	9
Greenland	15	19
Total	21	28

	December 31, 2020	December 31, 2019
Exploration and evaluation assets
Canada	2,538	2,483
Greenland	36,565	36,150
Total	39,103	38,633